INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL

Intangible assets and Goodwill consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment)(a)	Bed Licenses - Separable (b)	Lease Rights	Total	Goodwill (b)
Balances, December 31, 2021
Gross	$14,276	$2,471	$206	$16,953	$1,585
Accumulated amortization	(4,168)	—	(72)	(4,240)	—
Net carrying amount	$10,108	$2,471	$134	$12,713	$1,585
Amortization expense	(104)	—	(6)	(110)	—
Balances, March 31, 2022
Gross	14,276	2,471	206	16,953	1,585
Accumulated amortization	(4,272)	—	(78)	(4,350)	—
Net carrying amount	$10,004	$2,471	$128	$12,603	$1,585

(a)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).

(b)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

Intangible assets and Goodwill consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment)(a)	Bed Licenses - Separable (b)	Lease Rights	Total	Goodwill (b)
Balances, December 31, 2021
Gross	$14,276	$2,471	$206	$16,953	$1,585
Accumulated amortization	(4,168)	—	(72)	(4,240)	—
Net carrying amount	$10,108	$2,471	$134	$12,713	$1,585
Amortization expense	(207)	—	(12)	(219)	—
Balances, June 30, 2022
Gross	14,276	2,471	206	16,953	1,585
Accumulated amortization	(4,375)	—	(84)	(4,459)	—
Net carrying amount	$9,901	$2,471	$122	$12,494	$1,585

(a)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).

(b)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

Intangible assets and Goodwill consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment)1)	Bed Licenses - Separable (2)	Lease Rights	Total	Goodwill (2)
Balances, December 31, 2021
Gross	$14,276	$2,471	$206	$16,953	$1,585
Accumulated amortization	(4,168)	—	(72)	(4,240)	—
Net carrying amount	$10,108	$2,471	$134	$12,713	$1,585
Balances, September 30, 2022
Gross	14,276	2,471	206	16,953	1,585
Accumulated amortization	(4,479)	—	(90)	(4,569)	—
Net carrying amount	$9,797	$2,471	$116	$12,384	$1,585

(1)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
(2)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

Intangible assets consist of the following:

(Amounts in 000’s)	Bed Licenses (1) (included in property and equipment)	Bed Licenses— Separable	Lease Rights	Total	Goodwill
Balances, January 1, 2020
Gross	$14,276	$2,471	$4,758	$21,505	$1,585
Accumulated amortization	(3,339)	—	(4,296)	(7,635)
Net carrying amount	$10,937	$2,471	$462	$13,870	$1,585
Fully amortized asset adjustments
Gross	—	—	(4,552)	(4,552)	—
Accumulated amortization	—	—	4,552	4,552	—
Amortization expense	(415)	—	(304)	(719)	—
Balances, December 31, 2020
Gross	14,276	2,471	206	16,953	1,585
Accumulated amortization	(3,754)	—	(48)	(3,802)	—
Net carrying amount	10,522	2,471	158	13,151	1,585
Fully amortized asset adjustments
Gross	—	—	—	—	—
Accumulated amortization	—	—	—	—	—
Amortization expense	(414)	—	(24)	(438)	—
Balances, December 31, 2021
Gross	$14,276	$2,471	$206	$16,953	$1,585
Accumulated amortization	(4,168)	—	(72)	(4,240)	—
Net carrying amount	$10,108	$2,471	$134	$12,713	$1,585

(1)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE FOR ALL DEFINITE LIVED INTANGIBLES

Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2022	$310	$18
2023	414	23
2024	414	18
2025	414	18
2026	414	18
Thereafter	8,038	33
Total expected amortization expense	$10,004	$128

Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2022	$207	$12
2023	414	23
2024	414	18
2025	414	18
2026	414	18
Thereafter	8,038	33
Total expected amortization expense	$9,901	$122

Expected amortization expense for the years ending December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2022	$103	$6
2023	414	23
2024	414	18
2025	414	18
2026	414	18
Thereafter	8,038	33
Total expected amortization expense	$9,797	$116

Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

Amounts in (000’s)	Bed Licenses	Lease Rights
2022	$414	$24
2023	414	23
2024	414	18
2025	414	18
2026	414	18
Thereafter	8,038	33
Total	$10,108	$134

SCHEDULE OF TOTAL AMORTIZATION EXPENSE

The following table summarizes amortization expense for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
(Amounts in 000’s)	2022	2021
Bed licenses	$104	$104
Lease rights	6	6
Total amortization expense	$110	$110

The following table summarizes amortization expense for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2022	2021	2022	2021
Bed licenses	$104	$103	$207	$207
Lease rights	6	6	12	12
Total amortization expense	$110	$109	$219	$219

The following table summarizes amortization expense for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2022	2021	2022	2021
Bed licenses	$104	$103	$311	$310
Lease rights	6	6	18	18
Total amortization expense	$110	$109	$329	$328